Earnings (Losses) Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net earnings per share
	Six months ended June 30,
	2020	2019
Numerator for basic and diluted net earnings (losses) per share:

Net income (loss)	$(14,626)	$743

Weighted average shares outstanding:

Denominator for basic earnings (losses) per share	40,817,593	35,547,223

Effect of dilutive securities:
Share options, warrants and restricted share units	-	1,042,807
Denominator for diluted earnings (losses) per share	40,817,593	36,590,030

Basic and diluted earnings (losses) per share	$(0.36)	$0.02